Recurring Fair Value Measurements (Details) - Schedule of changes in the fair value warrant liability	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of changes in the fair value warrant liability [Abstract]
Fair value as of December 31, 2020
Initial fair value of warrant liability upon issuance at IPO	270,307
Change in fair value	(108,948)
Fair value as of September 30, 2021	$ 161,359